UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL OPPORTUNITIES FUND
MARCH 31, 2009




















                                                                      (Form N-Q)

88396-0509                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA GLOBAL OPPORTUNITIES FUND
March 31, 2009 (unaudited)

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (88.4%)

               COMMON STOCKS (77.4%)

               CONSUMER DISCRETIONARY (7.9%)
               -----------------------------
               ADVERTISING (0.1%)
       11,700  Interpublic Group of Companies, Inc.  *                                     $           48
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
        2,500  Fossil, Inc.  *(a)                                                                      39
        1,600  Polo Ralph Lauren Corp.                                                                 68
          738  Swatch Group Ltd.  (a)                                                                  18
        2,000  Warnaco Group, Inc.  *(a)                                                               48
                                                                                          ---------------
                                                                                                      173
                                                                                          ---------------
               APPAREL RETAIL (1.4%)
        2,100  Aeropostale, Inc.  *(a)                                                                 56
        5,700  AnnTaylor Stores Corp.  *(a)                                                            30
       22,450  Buckle, Inc.  (a)                                                                      717
          700  Fast Retailing Co.  (a)                                                                 79
        9,900  Gap, Inc.  (a)                                                                         129
        2,248  Hennes & Mauritz AB "B"  (a)                                                            84
        3,100  Ross Stores, Inc.                                                                      111
        1,800  Under Armour, Inc. "A"  *(a)                                                            29
                                                                                          ---------------
                                                                                                    1,235
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        3,400  Johnson Controls, Inc.                                                                  41
          400  Toyota Industries Corp.                                                                  8
        5,600  WABCO Holdings, Inc.                                                                    69
                                                                                          ---------------
                                                                                                      118
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.4%)
          906  Bayerische Motoren Werke AG  (a)                                                        26
        1,260  Daimler AG  (a)                                                                         32
        7,697  Fiat S.p.A.  (a)                                                                        54
        1,100  Honda Motor Co. Ltd.  (a)                                                               26
        4,000  Mazda Motor Corp.                                                                        7
       14,300  Nissan Motor Co. Ltd.  (a)                                                              50
        4,800  Toyota Motor Corp.  (a)                                                                151
                                                                                          ---------------
                                                                                                      346
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
        1,900  Advance Auto Parts, Inc.  (a)                                                           78
                                                                                          ---------------
               BROADCASTING (0.8%)
        8,400  Belo Corp. "A"  (a)                                                                      5
       19,500  CBS Corp. "B"  (a)                                                                      75
        8,400  EchoStar Corp. "A"  *(a)                                                               124
        4,200  Liberty Global, Inc. "A"  *                                                             61
        3,900  Liberty Media Corp. - Entertainment "A"  *                                              78
        5,300  RCN Corp.  *(a)                                                                         20

================================================================================
1  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        2,800  Scripps Networks Interactive "A"                                            $           63
       12,462  Time Warner Cable, Inc.                                                                309
                                                                                          ---------------
                                                                                                      735
                                                                                          ---------------
               CABLE & SATELLITE (0.5%)
       30,900  Comcast Corp. "A"  (a)                                                                 421
        3,323  SES                                                                                     64
                                                                                          ---------------
                                                                                                      485
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
        1,773  Aristocrat Leisure, Ltd.  (a)                                                            4
        1,800  Bally Technologies, Inc.  *(a)                                                          33
        1,625  OPAP S.A.  (a)                                                                          43
        2,549  Tabcorp Holdings Ltd.                                                                   12
       26,088  Tatts Group Ltd.                                                                        50
                                                                                          ---------------
                                                                                                      142
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
        6,200  Home Retail Group                                                                       20
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        3,039  JB Hi-Fi Ltd.  (a)                                                                      24
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
        3,000  Matsushita Electric Industrial Co. Ltd.  (a)                                            33
        2,100  Sony Corp.                                                                              42
                                                                                          ---------------
                                                                                                       75
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
          700  Kohl's Corp.  *                                                                         29
       11,100  Macy's, Inc.  (a)                                                                       99
        1,276  PPR  (a)                                                                                82
                                                                                          ---------------
                                                                                                      210
                                                                                          ---------------
               DISTRIBUTORS (0.1%)
       20,000  Li & Fung Ltd.  (a)                                                                     47
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
        2,300  Corinthian Colleges, Inc.  *(a)                                                         45
                                                                                          ---------------
               FOOTWEAR (0.1%)
        9,000  ASICS Corp.  (a)                                                                        62
          600  Deckers Outdoor Corp.  *(a)                                                             32
        8,500  Yue Yuen Industrial Holdings, Ltd.  (a)                                                 19
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.1%)
        1,700  Dollar Tree, Inc.  *(a)                                                                 76
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
        7,200  Home Depot, Inc.  (a)                                                                  170
        4,400  Lowe's Companies, Inc.  (a)                                                             80
                                                                                          ---------------
                                                                                                      250
                                                                                          ---------------
               HOMEBUILDING (0.0%)
          100  NVR, Inc.  *(a)                                                                         43
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
          600  Nitori Co.  (a)                                                                         33
        6,100  Williams-Sonoma, Inc.                                                                   62
                                                                                          ---------------
                                                                                                       95
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        8,500  Carnival Corp.                                                                         184
        2,200  Gaylord Entertainment Co.  *(a)                                                         18
                                                                                          ---------------
                                                                                                      202
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  2
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HOUSEWARES & SPECIALTIES (0.1%)
        1,900  Fortune Brands, Inc.  (a)                                                   $           47
        2,200  Tupperware Brands Corp.  (a)                                                            37
                                                                                          ---------------
                                                                                                       84
                                                                                          ---------------
               INTERNET RETAIL (0.5%)
        2,600  Amazon.com, Inc.  *(a)                                                                 191
           21  Dena Co. Ltd.                                                                           68
        4,300  Netflix, Inc.  *(a)                                                                    185
                                                                                          ---------------
                                                                                                      444
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        5,300  Brunswick Corp.  (a)                                                                    18
        1,800  Polaris Industries, Inc.  (a)                                                           39
          700  Sankyo Co.  (a)                                                                         30
                                                                                          ---------------
                                                                                                       87
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
        7,000  Marvel Entertainment, Inc.  *(a)                                                       186
       12,200  Time Warner, Inc.                                                                      236
        2,656  Vivendi S.A.  (a)                                                                       70
                                                                                          ---------------
                                                                                                      492
                                                                                          ---------------
               PUBLISHING (0.2%)
        7,500  Eniro AB  (a)                                                                            6
        5,000  Fairfax Media Ltd.  (a)                                                                  3
        1,794  Global Sources Ltd.  *                                                                   7
        3,500  McGraw-Hill Companies, Inc.  (a)                                                        80
        2,385  Reed Elsevier N.V.  (a)                                                                 26
        9,089  Reed Elsevier plc                                                                       65
                                                                                          ---------------
                                                                                                      187
                                                                                          ---------------
               RESTAURANTS (1.2%)
       15,200  CEC Entertainment, Inc.  *(a)                                                          393
       13,100  McDonald's Corp.  (a)                                                                  715
                                                                                          ---------------
                                                                                                    1,108
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
        2,200  Sotheby's Holdings, Inc. "A"  (a)                                                       20
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
        3,100  Regis Corp.  (a)                                                                        45
        2,500  Tractor Supply Co.  *(a)                                                                90
                                                                                          ---------------
                                                                                                      135
                                                                                          ---------------
               Total Consumer Discretionary                                                         7,117
                                                                                          ---------------

               CONSUMER STAPLES (7.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.6%)
        9,200  Archer-Daniels-Midland Co.  (a)                                                        256
        2,200  Bunge Ltd.                                                                             125
       57,200  Golden Agri-Resources Ltd.  (a)                                                         10
        4,016  Suedzucker AG  (a)                                                                      77
       38,000  Wilmar International Ltd.  (a)                                                          79
                                                                                          ---------------
                                                                                                      547
                                                                                          ---------------
               BREWERS (0.2%)
        7,732  Fosters Group  (a)                                                                      27
        2,587  Heineken Holding N.V.                                                                   63
        2,961  InBev N.V.  (a)                                                                         82
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.2%)
       10,555  Diageo plc  (a)                                                                        119
================================================================================
3  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        1,376  Pernod Ricard S.A.  (a)                                                     $           77
                                                                                          ---------------
                                                                                                      196
                                                                                          ---------------
               DRUG RETAIL (0.4%)
       10,200  CVS Caremark Corp.  (a)                                                                280
        2,800  Walgreen Co.                                                                            73
                                                                                          ---------------
                                                                                                      353
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.2%)
        9,400  Sysco Corp.                                                                            214
                                                                                          ---------------
               FOOD RETAIL (0.5%)
          146  Casino Guichard-Perrachon S.A.                                                          10
          604  Delhaize Group  (a)                                                                     39
        4,280  Koninklijke Ahold  N.V.  (a)                                                            47
        5,400  Kroger Co.  (a)                                                                        115
          300  Lawson, Inc.  (a)                                                                       12
        3,200  Safeway, Inc.                                                                           65
        1,800  Seven & I Holdings Co. Ltd.                                                             39
        4,700  SUPERVALU, Inc.                                                                         67
        7,535  Tesco plc  (a)                                                                          36
        1,324  Woolworths Ltd.  (a)                                                                    23
                                                                                          ---------------
                                                                                                      453
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.4%)
        4,000  Colgate-Palmolive Co.  (a)                                                             236
          150  Henkel AG & Co. KGaA  (a)                                                                4
        2,000  Kao Corp.  (a)                                                                          39
        4,300  Kimberly-Clark Corp.  (a)                                                              198
       14,500  Procter & Gamble Co.                                                                   683
        3,358  Reckitt Benckiser Group plc                                                            126
                                                                                          ---------------
                                                                                                    1,286
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (1.3%)
        1,700  Costco Wholesale Corp.                                                                  79
       19,200  Wal-Mart Stores, Inc.                                                                1,000
        5,355  Wesfarmers Ltd.  (a)                                                                    70
                                                                                          ---------------
                                                                                                    1,149
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.8%)
          608  Associated British Foods plc  (a)                                                        5
        3,000  Campbell Soup Co.                                                                       82
        5,200  Kraft Foods, Inc. "A"  (a)                                                             116
           11  Lindt & Spruengli  (a)                                                                  15
        5,467  Nestle S.A.                                                                            185
        7,400  Sara Lee Corp.                                                                          60
        3,692  Tate & Lyle plc  (a)                                                                    14
       11,100  Tyson Foods, Inc. "A"                                                                  104
        1,742  Unilever N.V.                                                                           34
        4,538  Unilever plc  (a)                                                                       86
                                                                                          ---------------
                                                                                                      701
                                                                                          ---------------
               SOFT DRINKS (1.0%)
       10,100  Coca-Cola Enterprises, Inc.  (a)                                                       133
        5,700  Dr. Pepper Snapple Group, Inc.  *(a)                                                    96
          800  Hansen Natural Corp.  *(a)                                                              29
        3,500  Pepsi Bottling Group, Inc.                                                              77
       11,200  PepsiCo, Inc.  (a)                                                                     577
                                                                                          ---------------
                                                                                                      912
                                                                                          ---------------
               TOBACCO (1.3%)
       19,200  Altria Group, Inc.  (a)                                                                308
        3,692  British America Tobacco plc  (a)                                                        86
        4,147  Imperial Tobacco Group plc  (a)                                                         93
            3  Japan Tobacco, Inc.  (a)                                                                 8
        3,200  Lorillard, Inc.  (a)                                                                   198
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       11,700  Philip Morris International, Inc.  (a)                                     $           416
        4,036  Swedish Match  (a)                                                                      58
                                                                                          ---------------
                                                                                                    1,167
                                                                                          ---------------
               Total Consumer Staples                                                               7,150
                                                                                          ---------------

               ENERGY (8.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
        8,000  Patriot Coal Corp.  *                                                                   30
                                                                                          ---------------
               INTEGRATED OIL & GAS (5.8%)
        3,966  BG Group plc  (a)                                                                       60
       29,897  BP plc  (a)                                                                            202
       13,600  Chevron Corp.  (a)                                                                     915
       12,500  ConocoPhillips  (a)                                                                    490
        4,912  ENI S.p.A.  (a)                                                                         95
       33,000  Exxon Mobil Corp.  (a)                                                               2,247
        2,500  Marathon Oil Corp.  (a)                                                                 66
        4,600  Murphy Oil Corp.  (a)                                                                  206
        6,000  Occidental Petroleum Corp.  (a)                                                        334
        1,641  OMV AG  (a)                                                                             55
        4,863  Repsol YPF S.A.  (a)                                                                    84
        8,073  Royal Dutch Shell plc "A"                                                              182
        7,147  Royal Dutch Shell plc "B"  (a)                                                         157
        3,701  Total S.A.  (a)                                                                        184
                                                                                          ---------------
                                                                                                    5,277
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
          900  ENSCO International, Inc.  (a)                                                          24
        4,000  Noble Corp.                                                                             96
        6,500  Parker Drilling Co.  *(a)                                                               12
        1,400  Pride International, Inc.  *                                                            25
        8,800  Rowan Companies, Inc.                                                                  105
        3,800  Unit Corp.  *                                                                           80
                                                                                          ---------------
                                                                                                      342
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
          990  Compagnie Generale de Geophysique-Veritas  *(a)                                         11
       12,600  Key Energy Services, Inc.  *(a)                                                         36
        1,100  National-Oilwell Varco, Inc.  *(a)                                                      32
        6,600  Oil States International, Inc.  *(a)                                                    89
        2,200  Schlumberger Ltd.                                                                       89
        1,100  Seacor Holdings, Inc.  *                                                                64
          818  Smith International, Inc.  (a)                                                          18
        5,500  Tidewater, Inc.                                                                        204
                                                                                          ---------------
                                                                                                      543
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
        3,800  Anadarko Petroleum Corp.  (a)                                                          148
        2,400  Apache Corp.  (a)                                                                      154
        2,300  Callon Petroleum Co.  *(a)                                                               2
        3,100  Clayton Williams Energy, Inc.  *(a)                                                     91
        3,600  Comstock Resources, Inc.  *(a)                                                         107
        2,900  Devon Energy Corp.  (a)                                                                129
          700  EOG Resources, Inc.  (a)                                                                38
            2  INPEX Holdings, Inc.                                                                    14
        4,000  Mariner Energy, Inc.  *                                                                 31
        1,700  Penn Virginia Corp.  (a)                                                                19
        4,100  Swift Energy Co.  *(a)                                                                  30
        1,703  Woodside Petroleum Ltd.                                                                 45
                                                                                          ---------------
                                                                                                      808
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.4%)
        4,425  Caltex Australia  (a)                                                                   27
       24,000  Cosmo Oil Co. Ltd.  (a)                                                                 72
================================================================================
5  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       22,000  Nippon Mining Holdings, Inc.  (a)                                          $            87
       19,000  Nippon Oil Corp  (a)                                                                    93
        4,500  Valero Energy Corp.                                                                     81
                                                                                          ---------------
                                                                                                      360
                                                                                          ---------------
               Total Energy                                                                         7,360
                                                                                          ---------------

               FINANCIALS (10.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
        5,500  Apollo Investment Corp.  (a)                                                            19
        8,700  Bank of New York Mellon Corp.  (a)                                                     246
          300  BlackRock, Inc. "A"  (a)                                                                39
          700  JAFCO Co., Ltd.                                                                         12
        2,100  Northern Trust Corp.  (a)                                                              126
        1,800  State Street Corp.                                                                      56
          365  Virtus Investments Partners, Inc.  *                                                     2
                                                                                          ---------------
                                                                                                      500
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
        1,500  Cash America International, Inc.  (a)                                                   24
        2,700  Credit Saison Co. Ltd.  (a)                                                             26
        3,750  Takefuji Corp.                                                                          17
                                                                                          ---------------
                                                                                                       67
                                                                                          ---------------
               DIVERSIFIED BANKS (2.3%)
        2,722  Australia and New Zealand Banking Group Ltd.  (a)                                       30
       10,060  Banca Intesa S.p.A.  (a)                                                                28
        9,717  Banco Bilbao Vizcaya Argentaria S.A.  (a)                                               79
        6,500  Banco Comercial Portugues, S.A.                                                          5
        3,505  Banco Espirito Santo S.A.  (a)                                                          14
        2,811  Banco Popular Espanol S.A.                                                              18
       23,611  Banco Santander S.A.  (a)                                                              163
       35,489  Barclays plc  (a)                                                                       75
        2,282  BNP Paribas S.A.  (a)                                                                   94
        4,000  Chuo Mitsui Trust Holdings, Inc.  (a)                                                   12
        4,345  Commerzbank AG  (a)                                                                     23
        2,426  Commonwealth Bank of Australia  (a)                                                     59
        4,019  Credit Agricole S.A.  (a)                                                               44
        3,700  DBS Group Holdings Ltd.  (a)                                                            21
        1,026  Deutsche Postbank AG                                                                    16
        5,340  Dexia  (a)                                                                              18
        6,700  DnB NOR ASA  (a)                                                                        30
          785  Erste Bank der Oesterreichischen Sparkassen AG  (a)                                     13
       30,114  HSBC Holdings plc  (a)                                                                 171
        1,852  KBC Groep N.V.  (a)                                                                     30
       60,439  Lloyds TSB Group plc  (a)                                                               61
       31,000  Mitsubishi UFJ Financial Group, Inc.  (a)                                              149
       35,500  Mizuho Financial Group, Inc.  (a)                                                       67
        2,459  National Australia Bank Ltd.  (a)                                                       34
        4,680  Skandinaviska Enskilda Banken "A"  (a)                                                  15
        1,608  Societe Generale  (a)                                                                   63
        1,588  Standard Chartered plc  (a)                                                             20
        2,000  Sumitomo Mitsui Financial Group, Inc.  (a)                                              69
       10,000  Sumitomo Trust and Banking Co. Ltd.                                                     38
          700  Svenska Handelsbanken AB "A"  (a)                                                       10
        7,100  U.S. Bancorp                                                                           104
       46,523  UniCredito Italiano S.p.A.  (a)                                                         77
        2,000  United Overseas Bank Ltd.  (a)                                                          13
       24,800  Wells Fargo & Co.                                                                      353
        4,642  Westpac Banking Corp.  (a)                                                              62
                                                                                          ---------------
                                                                                                    2,078
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
        2,157  Credit Suisse Group  (a)                                                                66
        1,897  Deutsche Bank AG  (a)                                                                   76
================================================================================
                                                  Portfolio of Investments  |  6
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        3,137  UBS AG                                                                     $            30
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
        5,000  Henderson Land Development Co. Ltd.  (a)                                                19
        2,600  Leopalace21 Corp.  (a)                                                                  15
        7,000  Sun Hung Kai Properties Ltd.                                                            63
       14,000  Tokyo Tatemono Co. Ltd.                                                                 36
        8,000  Wharf (Holdings) Ltd.  (a)                                                              20
                                                                                          ---------------
                                                                                                      153
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.8%)
        3,100  Goldman Sachs Group, Inc.  (a)                                                         328
          895  Macquarie Group Ltd.  (a)                                                               17
        9,132  Marfin Investment Group S.A.  *                                                         33
        7,500  Morgan Stanley  (a)                                                                    171
       12,400  Nomura Holdings, Inc.  (a)                                                              62
        3,100  optionsXpress Holdings, Inc.  (a)                                                       35
        1,700  Piper Jaffray Co., Inc.  *(a)                                                           44
                                                                                          ---------------
                                                                                                      690
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
       12,145  AEGON N.V.  (a)                                                                         47
          230  CNP Assurances  (a)                                                                     14
        4,000  Friends Provident  (a)                                                                   4
       33,450  Legal & General Group plc  (a)                                                          21
        4,100  MetLife, Inc.  (a)                                                                      93
        3,500  Old Mutual plc  (a)                                                                      3
        5,300  Phoenix Companies, Inc.  (a)                                                             6
        3,300  Prudential Financial, Inc.                                                              63
        6,047  Prudential plc  (a)                                                                     29
           55  Swiss Life Holding  *                                                                    4
                                                                                          ---------------
                                                                                                      284
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
        1,324  Allianz Holding AG  (a)                                                                111
          413  Assicurazioni Generali S.p.A.  (a)                                                       7
       18,284  Aviva plc  (a)                                                                          57
        4,342  AXA S.A.  (a)                                                                           52
          100  Baloise Holdings AG                                                                      6
        7,300  Horace Mann Educators Corp.  (a)                                                        61
        3,800  Loews Corp.  (a)                                                                        84
          814  Sampo OYJ "A"                                                                           12
          554  Zurich Financial Services AG  (a)                                                       88
                                                                                          ---------------
                                                                                                      478
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
          308  Compagnie Nationale a Portefeuille                                                      14
          400  Eurazeo                                                                                 11
        1,522  Exor Spa  *                                                                             15
          747  Groupe Bruxelles Lambert S.A.                                                           51
                                                                                          ---------------
                                                                                                       91
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
       43,800  Bank of America Corp.  (a)                                                             299
       39,400  Citigroup, Inc.  (a)                                                                   100
        9,986  Fortis  (a)                                                                             18
       11,389  ING Groep N.V.                                                                          63
       24,100  JPMorgan Chase & Co.  (a)                                                              640
                                                                                          ---------------
                                                                                                    1,120
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
        2,600  Allied World Assurance Co. Holdings Ltd.                                                99
        5,400  Allstate Corp.  (a)                                                                    103
        3,400  Argo Group International Holdings Ltd.  *(a)                                           102

================================================================================
7  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        1,510  Fondiaria-Sai S.p.A.  (a)                                                  $            18
          200  Markel Corp.  *(a)                                                                      57
        9,400  Progressive Corp.  *                                                                   126
        1,147  QBE Insurance Group Ltd.  (a)                                                           15
        7,815  Suncorp Metway  (a)                                                                     33
        3,400  Travelers Companies, Inc.                                                              138
          300  White Mountains Insurance Group Ltd.                                                    52
                                                                                          ---------------
                                                                                                      743
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.0%)
        1,000  Cheung Kong Holdings Ltd.  (a)                                                           9
        2,350  TK Development A/S  *(a)                                                                 7
                                                                                          ---------------
                                                                                                       16
                                                                                          ---------------
               REGIONAL BANKS (1.1%)
        4,600  Capital City Bank Group, Inc.  (a)                                                      53
        6,200  Colonial BancGroup, Inc.  (a)                                                            5
        4,100  Community Trust Bancorp, Inc.  (a)                                                     110
        4,200  East West Bancorp, Inc.  (a)                                                            19
        7,500  Guaranty Bancorp  *(a)                                                                  13
        6,000  Hachijuni Bank Ltd.  (a)                                                                35
        7,700  Harleysville National Corp.  (a)                                                        47
        4,600  Independent Bank Corp.  (a)                                                             68
       23,300  Marshall & Ilsley Corp.  (a)                                                           131
        4,600  Pacwest Bancorp  (a)                                                                    66
        3,800  PNC Financial Services Group, Inc.                                                     111
       12,200  Regions Financial Corp.                                                                 52
        2,400  Resona Holdings, Inc.  (a)                                                              32
       23,000  Shinsei Bank Ltd.  (a)                                                                  23
        6,400  South Financial Group, Inc.  (a)                                                         7
        6,600  StellarOne Corp.  (a)                                                                   79
        6,500  SunTrust Banks, Inc.                                                                    76
       14,500  TrustCo Bank Corp. NY  (a)                                                              87
                                                                                          ---------------
                                                                                                    1,014
                                                                                          ---------------
               REINSURANCE (0.5%)
        1,100  Hannover Rueckversicherungs  (a)                                                        35
        4,100  Max Capital Group Ltd.  (a)                                                             71
        8,400  Montpelier Re Holdings Ltd.  (a)                                                       109
          224  Muenchener Rueckversicherungs-Gesellschaft AG  (a)                                      27
        1,500  PartnerRe Ltd.                                                                          93
        1,783  Swiss Re                                                                                29
        3,000  Transatlantic Holdings, Inc.                                                           107
                                                                                          ---------------
                                                                                                      471
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       11,100  CapLease, Inc.  (a)                                                                     22
       37,000  GPT Group  (a)                                                                          11
       15,600  Mirvac Group  (a)                                                                        9
        5,700  Stockland                                                                               12
        1,521  Vornado Realty Trust                                                                    51
                                                                                          ---------------
                                                                                                      105
                                                                                          ---------------
               REITS - INDUSTRIAL (0.3%)
          200  AMB Property Corp.  (a)                                                                  3
       17,700  DCT Industrial Trust, Inc.  (a)                                                         56
        7,500  First Potomac Realty Trust  (a)                                                         55
       25,678  Macquarie Goodman Group  (a)                                                             6
       18,900  Monmouth Real Estate Investment Corp. "A"  (a)                                         125
        1,600  ProLogis  (a)                                                                           10
                                                                                          ---------------
                                                                                                      255
                                                                                          ---------------
               REITS - OFFICE (0.1%)
        1,700  Boston Properties, Inc.  (a)                                                            60
          300  Digital Realty Trust, Inc.  (a)                                                         10
================================================================================
                                                  Portfolio of Investments  |  8
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        8,000  Macquarie Office Trust Ltd.  (a)                                            $            1
        4,100  Parkway Properties, Inc.  (a)                                                           42
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------
               REITS - RESIDENTIAL (0.2%)
          815  AvalonBay Communities, Inc.  (a)                                                        38
          500  Camden Property Trust  (a)                                                              11
        2,900  Equity Residential Properties Trust  (a)                                                53
        7,700  Sun Communities, Inc.  (a)                                                              91
                                                                                          ---------------
                                                                                                      193
                                                                                          ---------------
               REITS - RETAIL (0.3%)
          200  Federal Realty Investment Trust  (a)                                                     9
          900  Kimco Realty Corp.  (a)                                                                  7
          800  Regency Centers Corp.  (a)                                                              21
        1,433  Simon Property Group, Inc.  (a)                                                         50
          275  Unibail-Rodamco  (a)                                                                    39
        7,100  Urstadt Biddle Properties, Inc. "A"  (a)                                                95
        1,544  Westfield Group                                                                         11
                                                                                          ---------------
                                                                                                      232
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
        1,000  HCP, Inc.  (a)                                                                          18
        2,300  Host Hotels & Resorts, Inc.  (a)                                                         9
        1,600  Public Storage  (a)                                                                     88
        3,900  Universal Health Realty Income Trust  (a)                                              114
                                                                                          ---------------
                                                                                                      229
                                                                                          ---------------
               SPECIALIZED FINANCE (0.5%)
        1,700  CME Group, Inc.  (a)                                                                   419
        1,200  Hong Kong Exchanges & Clearing Ltd.  (a)                                                11
        4,300  PHH Corp.  *(a)                                                                         61
                                                                                          ---------------
                                                                                                      491
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
        5,900  Astoria Financial Corp.  (a)                                                            54
       10,200  Provident New York Bancorp  (a)                                                         87
                                                                                          ---------------
                                                                                                      141
                                                                                          ---------------
               Total Financials                                                                     9,636
                                                                                          ---------------

               HEALTH CARE (10.8%)
               -------------------
               BIOTECHNOLOGY (2.0%)
        9,800  Alnylam Pharmaceuticals, Inc.  *(a)                                                    187
        6,500  Amgen, Inc.  *(a)                                                                      322
        2,180  CSL Ltd.  (a)                                                                           49
        5,900  Cubist Pharmaceuticals, Inc.  *(a)                                                      96
       31,000  Enzon Pharmaceuticals, Inc.  *(a)                                                      188
        1,000  Gen-Probe, Inc.  *(a)                                                                   46
          800  Genzyme Corp.  *(a)                                                                     47
        8,800  Gilead Sciences, Inc.  *(a)                                                            408
       10,200  Onyx Pharmaceuticals, Inc.  *(a)                                                       291
        7,300  Regeneron Pharmaceuticals, Inc.  *(a)                                                  101
          600  United Therapeutics Corp.  *(a)                                                         40
                                                                                          ---------------
                                                                                                    1,775
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
        2,300  AmerisourceBergen Corp.  (a)                                                            75
        8,900  McKesson Corp.  (a)                                                                    312
                                                                                          ---------------
                                                                                                      387
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.2%)
        5,000  Baxter International, Inc.  (a)                                                        256
        3,500  Becton, Dickinson and Co.  (a)                                                         235
        1,800  C.R. Bard, Inc.  (a)                                                                   143
================================================================================
9  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        1,800  Covidien Ltd.                                                               $           60
          605  Elekta AB "B"                                                                            6
        2,300  Hospira, Inc.  *(a)                                                                     71
        1,100  Medtronic, Inc.  (a)                                                                    32
        2,000  NuVasive, Inc.  *(a)                                                                    63
        3,100  Quidel Corp.  *(a)                                                                      29
        5,299  Smith & Nephew plc  (a)                                                                 33
        2,400  St. Jude Medical, Inc.  *(a)                                                            87
          833  Synthes, Inc.                                                                           93
                                                                                          ---------------
                                                                                                    1,108
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.2%)
        2,400  HealthSouth Corp.  *(a)                                                                 21
        3,100  Psychiatric Solutions, Inc.  *(a)                                                       49
        2,100  Universal Health Services, Inc. "B"                                                     81
                                                                                          ---------------
                                                                                                      151
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
        2,100  Express Scripts, Inc.  *(a)                                                             97
        2,700  Medco Health Solutions, Inc.  *(a)                                                     112
                                                                                          ---------------
                                                                                                      209
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
        1,700  Immucor Corp.  *(a)                                                                     43
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        3,400  Thermo Fisher Scientific, Inc.  *                                                      121
                                                                                          ---------------
               MANAGED HEALTH CARE (0.9%)
        7,400  Aetna, Inc.  (a)                                                                       180
        5,400  Centene Corp.  *(a)                                                                     97
       16,900  Coventry Health Care, Inc.  *                                                          219
        8,400  UnitedHealth Group, Inc.                                                               176
        2,700  WellPoint, Inc.  *                                                                     102
                                                                                          ---------------
                                                                                                      774
                                                                                          ---------------
               PHARMACEUTICALS (5.8%)
       14,200  Abbott Laboratories  (a)                                                               677
        3,300  Astellas Pharma, Inc.  (a)                                                             101
        3,614  AstraZeneca plc  (a)                                                                   127
          899  Bayer AG  (a)                                                                           43
        6,800  Bristol-Myers Squibb Co.  (a)                                                          149
        2,500  Chugai Pharmaceutical Co., Ltd.  (a)                                                    42
        9,600  Cypress Bioscience, Inc.  *(a)                                                          68
          300  Eisai Co. Ltd.  (a)                                                                      9
       15,000  Eli Lilly and Co.  (a)                                                                 501
       11,988  GlaxoSmithKline plc  (a)                                                               187
       18,400  Johnson & Johnson  (a)                                                                 968
        5,200  Medicines Co.  *(a)                                                                     56
       12,000  Medicis Pharmaceutical Corp. "A"  (a)                                                  148
       14,200  Merck & Co., Inc.  (a)                                                                 380
        6,000  Mitsubishi Tanabe Pharma Corp.                                                          59
        6,289  Novartis AG                                                                            238
        1,030  Novo Nordisk A/S                                                                        49
       48,500  Pfizer, Inc.                                                                           661
          946  Roche Holdings AG                                                                      130
        3,803  Sanofi-Aventis S.A.  (a)                                                               214
        7,200  Schering-Plough Corp.                                                                  170
        1,725  Shire Ltd.                                                                              21
        2,300  Takeda Pharmaceutical Co. Ltd.  (a)                                                     79
       13,800  VIVUS, Inc.  *(a)                                                                       60
        4,100  Watson Pharmaceuticals, Inc.  *                                                        128
                                                                                          ---------------
                                                                                                    5,265
                                                                                          ---------------
               Total Health Care                                                                    9,833
                                                                                          ---------------
================================================================================
                                                 Portfolio of Investments  |  10

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               INDUSTRIALS (8.9%)
               ------------------
               AEROSPACE & DEFENSE (2.3%)
       16,268  BAE Systems plc  (a)                                                        $           78
        1,300  Ceradyne, Inc.  *(a)                                                                    24
        2,500  Curtiss-Wright Corp.  (a)                                                               70
        7,182  European Aeronautic Defense and Space Co. N.V.  (a)                                     84
        1,494  Finmeccanica S.p.A.                                                                     19
        6,000  General Dynamics Corp.  (a)                                                            249
        3,800  Hexcel Corp.  *(a)                                                                      25
        3,600  Honeywell International, Inc.  (a)                                                     100
        2,600  L-3 Communications Holdings, Inc.  (a)                                                 176
        2,900  Lockheed Martin Corp.  (a)                                                             200
       18,918  Meggitt plc  (a)                                                                        35
       10,500  Northrop Grumman Corp.  (a)                                                            458
          800  Precision Castparts Corp.                                                               48
        4,600  Raytheon Co.                                                                           179
        7,100  United Technologies Corp.                                                              305
                                                                                          ---------------
                                                                                                    2,050
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
          600  C.H. Robinson Worldwide, Inc.                                                           27
        2,607  Deutsche Post AG  (a)                                                                   28
        3,400  FedEx Corp.  (a)                                                                       151
        2,100  Hub Group, Inc. "A"  *(a)                                                               36
        1,600  United Parcel Service, Inc. "B"                                                         79
                                                                                          ---------------
                                                                                                      321
                                                                                          ---------------
               AIRLINES (0.0%)
        6,100  UAL Corp.  *(a)                                                                         27
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
        3,413  Compagnie De Saint Gobain                                                               96
        2,500  Insteel Industries, Inc.  (a)                                                           17
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
        4,900  Deluxe Corp.  (a)                                                                       47
       14,500  R.R. Donnelley & Sons Co.  (a)                                                         106
                                                                                          ---------------
                                                                                                      153
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.8%)
        4,148  Balfour Beatty plc                                                                      20
          416  Bouygues S.A.  (a)                                                                      15
       13,400  EMCOR Group, Inc.  *(a)                                                                230
        2,200  Fluor Corp.  (a)                                                                        76
        5,900  Granite Construction, Inc.  (a)                                                        221
        5,000  Kinden Corp.  (a)                                                                       40
        1,400  Northwest Pipe Co.  *(a)                                                                40
        2,000  Perini Corp.  *(a)                                                                      25
        4,355  Sacyr Vallehermoso S.A.  (a)                                                            34
          695  Solar Millennium AG  *                                                                   9
          800  URS Corp.  *                                                                            32
                                                                                          ---------------
                                                                                                      742
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        3,900  AGCO Corp.  *(a)                                                                        76
        2,100  Cummins, Inc.  (a)                                                                      54
        4,000  Daihatsu Diesel Manufacturing Co., Ltd.  (a)                                            23
          500  Komatsu Ltd.  (a)                                                                        5
        2,000  Kubota Corp.  (a)                                                                       11
           67  MAN AG  (a)                                                                              3
       13,500  Manitowoc Co., Inc.  (a)                                                                44
       10,800  Oshkosh Corp.                                                                           73
        4,800  Takeuchi Manufacturing Co., Ltd.  (a)                                                   30
================================================================================
11  |  USAA Global Opportunities Fund
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        2,400  Wabtec Corp.  (a)                                                           $           63
                                                                                          ---------------
                                                                                                      382
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
        3,067  Brambles Ltd.                                                                           10
        8,350  Salmat Ltd.  (a)                                                                        22
                                                                                          ---------------
                                                                                                       32
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
        1,400  American Superconductor Corp.  *(a)                                                     24
        1,800  Belden, Inc.  (a)                                                                       23
        4,400  Emerson Electric Co.  (a)                                                              126
        1,000  Energy Conversion Devices, Inc.  *(a)                                                   13
       17,200  GrafTech International Ltd.  *(a)                                                      106
          394  Schneider Electric S.A.  (a)                                                            26
        1,800  Woodward Governor Co.  (a)                                                              20
                                                                                          ---------------
                                                                                                      338
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
       13,871  Serco Group plc  (a)                                                                    73
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
        1,877  ABB Ltd.  *(a)                                                                          26
        1,483  Alstom S.A.  (a)                                                                        77
                                                                                          ---------------
                                                                                                      103
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
       17,428  Macquarie Infrastructure Group  (a)                                                     18
        1,115  Societe des Autoroutes Paris-Rhin-Rhone                                                 71
                                                                                          ---------------
                                                                                                       89
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
        8,500  Manpower, Inc.  (a)                                                                    268
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.0%)
        2,700  3M Co.  (a)                                                                            134
       63,500  General Electric Co.  (a)                                                              642
        9,000  Hutchison Whampoa Ltd.  (a)                                                             44
          776  Siemens AG  (a)                                                                         45
        1,438  Wendel  (a)                                                                             38
                                                                                          ---------------
                                                                                                      903
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.1%)
        2,900  Actuant Corp. "A"  (a)                                                                  30
        4,300  CIRCOR International, Inc.  (a)                                                         97
        3,400  CLARCOR, Inc.  (a)                                                                      86
        1,400  Danaher Corp.  (a)                                                                      76
        3,600  Dover Corp.  (a)                                                                        95
        1,400  Flowserve Corp.                                                                         78
        2,400  Gardner Denver, Inc.  *(a)                                                              52
        1,800  Kennametal, Inc.                                                                        29
        1,106  Kone Oyj "B"                                                                            23
        5,200  Mueller Water Products, Inc. "A"  (a)                                                   17
        1,500  Nordson Corp.  (a)                                                                      43
          108  Sulzer AG                                                                                6
       19,800  Timken Co.                                                                             276
          242  Vallourec S.A.  (a)                                                                     22
        3,505  Wartsila Corp. OYJ "B"  (a)                                                             74
                                                                                          ---------------
                                                                                                    1,004
                                                                                          ---------------
               MARINE (0.1%)
        6,000  Kawasaki Kisen Kaish Ltd.  (a)                                                          18
       10,000  Mitsui O.S.K. Lines Ltd.  (a)                                                           49
        7,000  Nippon Yusen Kabushiki Kaisha  (a)                                                      27
        6,000  Orient Overseas International Ltd.  (a)                                                 15
================================================================================
                                                 Portfolio of Investments  |  12
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        2,500  TBS International Ltd. "A"  *(a)                                           $            18
                                                                                          ---------------
                                                                                                      127
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
        3,200  Brady Corp. "A"  (a)                                                                    57
        2,800  HNI Corp.  (a)                                                                          29
                                                                                          ---------------
                                                                                                       86
                                                                                          ---------------
               RAILROADS (0.6%)
        1,400  Burlington Northern Santa Fe Corp.  (a)                                                 84
            6  Central Japan Railway Co.  (a)                                                          34
        3,800  CSX Corp.  (a)                                                                          98
          400  East Japan Railway Co.  (a)                                                             21
       14,615  National Express Group plc  (a)                                                         32
        4,900  Norfolk Southern Corp.  (a)                                                            165
        2,600  Union Pacific Corp.  (a)                                                               107
                                                                                          ---------------
                                                                                                      541
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
        2,100  CoStar Group, Inc.  *(a)                                                                64
        7,830  Experian plc                                                                            49
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
        1,800  Brink's Co.                                                                             48
        2,503  G4S plc  (a)                                                                             7
                                                                                          ---------------
                                                                                                       55
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
        8,000  Itochu Corp.  (a)                                                                       38
        9,000  Marubeni Corp.  (a)                                                                     28
        5,300  Mitsubishi Corp.  (a)                                                                   69
        4,000  Mitsui & Co. Ltd.  (a)                                                                  40
        8,800  Sumitomo Corp.  (a)                                                                     75
        2,700  WESCO International, Inc.  *                                                            49
                                                                                          ---------------
                                                                                                      299
                                                                                          ---------------
               TRUCKING (0.3%)
        6,000  ComfortDelGro Corp. Ltd.  (a)                                                            5
          900  FirstGroup plc  (a)                                                                      4
        7,000  Ryder System, Inc.                                                                     198
        3,500  YRC Worldwide, Inc.  *(a)                                                               16
                                                                                          ---------------
                                                                                                      223
                                                                                          ---------------
               Total Industrials                                                                    8,042
                                                                                          ---------------

               INFORMATION TECHNOLOGY (11.8%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
        4,600  Adobe Systems, Inc.  *(a)                                                               98
        4,508  Autonomy Corp.  *(a)                                                                    84
        1,500  Blackboard, Inc.  *(a)                                                                  48
       14,500  Compuware Corp.  *(a)                                                                   96
        1,300  Concur Technologies, Inc.  *(a)                                                         25
        3,200  Fair Isaac Corp.  (a)                                                                   45
        2,900  Informatica Corp.  *(a)                                                                 38
        2,400  Intuit, Inc.  *(a)                                                                      65
        9,800  Lawson Software, Inc.  *(a)                                                             42
        6,600  Parametric Technology Corp.  *(a)                                                       66
        2,400  SAP AG  (a)                                                                             85
        7,400  TIBCO Software, Inc.  *(a)                                                              43
                                                                                          ---------------
                                                                                                      735
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.6%)
        2,500  Avocent Corp.  *(a)                                                                     30
        4,100  Bel Fuse, Inc. "B"  (a)                                                                 55
================================================================================
13  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       28,600  Cisco Systems, Inc.  *(a)                                                  $           480
        3,000  LM Ericsson Telephone Co. "B" ADR  (a)                                                  25
        4,644  Nokia Oyj  (a)                                                                          55
        5,300  Polycom, Inc.  *(a)                                                                     81
       13,300  QUALCOMM, Inc.  (a)                                                                    517
       18,700  Sycamore Networks, Inc.  *(a)                                                           50
       12,400  Tekelec  *(a)                                                                          164
                                                                                          ---------------
                                                                                                    1,457
                                                                                          ---------------
               COMPUTER HARDWARE (2.2%)
        5,600  Apple, Inc.  *(a)                                                                      589
        3,200  Dell, Inc.  *(a)                                                                        30
        4,000  Fujitsu Ltd.  (a)                                                                       15
       14,700  Hewlett-Packard Co.                                                                    471
        7,800  International Business Machines Corp.  (a)                                             756
        9,500  Isilon Systems, Inc.  *(a)                                                              21
        7,300  Sun Microsystems, Inc.  *                                                               53
        3,000  Teradata Corp.  *                                                                       49
                                                                                          ---------------
                                                                                                    1,984
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.5%)
       20,900  EMC Corp.  *(a)                                                                        238
        3,900  Intermec, Inc.  *(a)                                                                    41
          400  Mitsumi Electric Co. Ltd.  (a)                                                           6
       15,900  Seagate Technology                                                                      96
        1,200  Seiko Epson Corp.  (a)                                                                  16
        3,900  Western Digital Corp.  *                                                                75
                                                                                          ---------------
                                                                                                      472
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
        8,500  Automatic Data Processing, Inc.  (a)                                                   299
        3,600  Broadridge Financial Solutions, Inc.                                                    67
       11,892  Computershare Ltd.  (a)                                                                 73
        9,100  CSG Systems International, Inc.  *(a)                                                  130
        3,400  Lender Processing Services, Inc.  (a)                                                  104
          300  MasterCard, Inc. "A"  (a)                                                               50
        2,600  Visa, Inc. "A"  (a)                                                                    144
                                                                                          ---------------
                                                                                                      867
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.0%)
          200  Murata Manufacturing Co., Ltd.                                                           8
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
        2,500  Citizen Holdings Co. Ltd.  (a)                                                          10
        5,000  Electro Scientific Industries, Inc.  *(a)                                               30
        3,400  FUJIFILM Holdings Corp.  (a)                                                            73
       13,000  Hitachi Ltd.  (a)                                                                       35
                                                                                          ---------------
                                                                                                      148
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
       13,900  Jabil Circuit, Inc.  (a)                                                                77
        4,800  Multi-Fineline Electronix, Inc.  *(a)                                                   81
        5,300  Tyco Electronics Ltd.                                                                   59
                                                                                          ---------------
                                                                                                      217
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (1.0%)
        3,200  Ariba, Inc.  *(a)                                                                       28
        1,000  Digital River, Inc.  *(a)                                                               30
        8,000  eBay, Inc.  *(a)                                                                       101
        1,300  Google, Inc. "A"  *(a)                                                                 452
        1,100  Sohu.com, Inc.  *                                                                       45
           43  VeriSign Japan K.K.  (a)                                                                11
        3,100  VistaPrint Ltd.  *(a)                                                                   85
           27  Yahoo Japan Corp.  (a)                                                                   7
================================================================================
                                                 Portfolio of Investments  |  14
================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        8,500  Yahoo!, Inc.  *(a)                                                         $           109
                                                                                          ---------------
                                                                                                      868
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.6%)
        7,200  Accenture Ltd. "A"  (a)                                                                198
        1,400  CACI International, Inc. "A"  *(a)                                                      51
        7,300  Gartner, Inc.  *(a)                                                                     80
        1,900  Ines Corp.  (a)                                                                         10
        8,467  LogicaCMG plc  (a)                                                                       8
           11  Net One Systems Co.  (a)                                                                15
       11,500  SAIC, Inc.  *                                                                          215
                                                                                          ---------------
                                                                                                      577
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
          700  Canon, Inc.  (a)                                                                        20
        1,000  Konica Minolta Holdings, Inc.  (a)                                                       8
        5,000  Ricoh Co. Ltd.  (a)                                                                     59
          700  Riso Kagaku Corp.  (a)                                                                   6
                                                                                          ---------------
                                                                                                       93
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
          800  Advantest Corp.                                                                         12
        6,100  Cohu, Inc.  (a)                                                                         44
        8,900  Entegris, Inc.  *(a)                                                                     8
        2,900  FEI Co.  *(a)                                                                           45
        5,200  MKS Instruments, Inc.  *(a)                                                             76
        2,200  Shinkawa Ltd.  (a)                                                                      23
                                                                                          ---------------
                                                                                                      208
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
        2,000  Atheros Communications, Inc.  *(a)                                                      29
        9,500  Exar Corp.  *(a)                                                                        59
       14,700  Integrated Device Technology, Inc.  *(a)                                                67
       24,400  Intel Corp.  (a)                                                                       367
        8,200  Micron Technology, Inc.  *(a)                                                           33
        4,300  Microsemi Corp.  *(a)                                                                   50
        2,100  Mitsui High-tec, Inc.  (a)                                                              14
        7,500  PMC-Sierra, Inc.  *(a)                                                                  48
       10,300  Texas Instruments, Inc.  (a)                                                           170
                                                                                          ---------------
                                                                                                      837
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.5%)
        3,000  BMC Software, Inc.  *(a)                                                                99
        4,300  MICROS Systems, Inc.  *(a)                                                              81
       50,600  Microsoft Corp.  (a)                                                                   929
          300  Oracle Corp.  (a)                                                                       11
        3,900  Sybase, Inc.  *(a)                                                                     118
        9,500  Symantec Corp.  *                                                                      142
                                                                                          ---------------
                                                                                                    1,380
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.9%)
       16,200  Arrow Electronics, Inc.  *(a)                                                          309
       12,700  Avnet, Inc.  *(a)                                                                      222
        1,200  Hakuto Co., Ltd.  (a)                                                                    7
        8,200  Ingram Micro, Inc. "A"  *(a)                                                           104
        8,900  Tech Data Corp.  *                                                                     194
                                                                                          ---------------
                                                                                                      836
                                                                                          ---------------
               Total Information Technology                                                        10,687
                                                                                          ---------------

               MATERIALS (3.1%)
               ----------------
               ALUMINUM (0.0%)
        4,400  Alcoa, Inc.  (a)                                                                        32
                                                                                          ---------------
================================================================================
15  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               CONSTRUCTION MATERIALS (0.2%)
          600  HeidelbergCement AG  (a)                                                   $            20
        1,233  Holcim Ltd.                                                                             44
        2,173  Italcementi S.p.A.  (a)                                                                 11
        1,419  Lafarge S.A.  (a)                                                                       64
                                                                                          ---------------
                                                                                                      139
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.6%)
        7,006  Ashland, Inc.  (a)                                                                      72
        1,188  BASF AG  (a)                                                                            36
       11,600  Dow Chemical Co.  (a)                                                                   98
        7,200  E.I. du Pont de Nemours & Co.  (a)                                                     161
        2,200  Eastman Chemical Co.  (a)                                                               59
        8,000  Mitsubishi Gas Chemical Co., Inc.  (a)                                                  34
        2,800  Olin Corp.  (a)                                                                         40
                                                                                          ---------------
                                                                                                      500
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.6%)
        4,952  BHP Billiton Ltd.  (a)                                                                 110
        2,339  BHP Billiton plc  (a)                                                                   46
        2,200  Freeport-McMoRan Copper & Gold, Inc.  (a)                                               84
        1,364  Rio Tinto Ltd.  (a)                                                                     54
        3,878  Rio Tinto plc  (a)                                                                     131
       13,626  Xstrata plc  (a)                                                                        91
                                                                                          ---------------
                                                                                                      516
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
        1,100  CF Industries Holdings, Inc.  (a)                                                       78
       10,800  Incitec Pivot Ltd.  (a)                                                                 16
        2,000  Monsanto Co.  (a)                                                                      166
        1,200  Mosaic Co.  (a)                                                                         51
          588  Syngenta AG  (a)                                                                       119
        4,700  Terra Industries, Inc.                                                                 132
        1,740  Yara International ASA  (a)                                                             38
                                                                                          ---------------
                                                                                                      600
                                                                                          ---------------
               GOLD (0.0%)
       13,700  Coeur d'Alene Mines Corp.  *(a)                                                         13
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
          260  Air Liquide S.A.                                                                        21
           98  Linde AG                                                                                 7
          800  Praxair, Inc.                                                                           54
                                                                                          ---------------
                                                                                                       82
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
        6,497  Rexam plc  (a)                                                                          25
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
        4,400  Sealed Air Corp.                                                                        61
        3,000  Sonoco Products Co.                                                                     63
                                                                                          ---------------
                                                                                                      124
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
        7,700  International Paper Co.                                                                 54
       12,000  Wausau Paper Corp.  (a)                                                                 63
                                                                                          ---------------
                                                                                                      117
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        5,000  Cytec Industries, Inc.  (a)                                                             75
        7,000  Dainippon Ink and Chemicals, Inc.  (a)                                                  10
          579  Koninklijke DSM N.V.                                                                    15
          500  Shin-Etsu Chemical Co. Ltd.  (a)                                                        24
        3,000  Tokuyama Corp.                                                                          19
================================================================================
                                                 Portfolio of Investments  |  16

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        2,500  W.R. Grace & Co.  *(a)                                                     $            16
                                                                                          ---------------
                                                                                                      159
                                                                                          ---------------
               STEEL (0.5%)
        4,465  ArcelorMittal ADR                                                                       90
       37,905  Bluescope Steel Ltd.  (a)                                                               68
        2,300  Cliffs Natural Resources, Inc.  (a)                                                     42
        8,000  Godo Steel Ltd.  (a)                                                                    19
        1,200  JFE Holdings, Inc.  (a)                                                                 26
        8,000  Mitsubishi Steel Manufacturing Co., Ltd.  (a)                                           15
        7,000  Nippon Steel Corp.  (a)                                                                 18
        2,961  Onesteel Ltd.  (a)                                                                       5
        4,850  ThyssenKrupp AG  (a)                                                                    85
        3,600  United States Steel Corp.                                                               76
        4,800  Worthington Industries, Inc.  (a)                                                       42
                                                                                          ---------------
                                                                                                      486
                                                                                          ---------------
               Total Materials                                                                      2,793
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (3.5%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
       17,309  Cable & Wireless plc  (a)                                                               35
        4,900  tw telecom, inc.  *(a)                                                                  43
                                                                                          ---------------
                                                                                                       78
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
       38,300  AT&T, Inc.  (a)                                                                        965
       51,872  BT Group plc  (a)                                                                       58
       34,100  Cincinnati Bell, Inc.  *(a)                                                             79
        3,583  Deutsche Telekom AG  (a)                                                                45
        1,632  France Telecom S.A.  (a)                                                                37
        1,419  Koninklijke (Royal) KPN N.V.  (a)                                                       19
        3,000  Nippon Telegraph & Telephone Corp.  (a)                                                113
        2,410  Portugal Telecom SGPS S.A.  (a)                                                         19
       64,164  Telecom Italia S.p.A.  (a)                                                              76
        8,974  Telefonica S.A.  (a)                                                                   179
       11,400  Telenor ASA  (a)                                                                        65
        8,164  Teliasonera AB  (a)                                                                     39
        3,322  Telstra Corp. Ltd.  (a)                                                                  7
       21,600  Verizon Communications, Inc.                                                           652
                                                                                          ---------------
                                                                                                    2,353
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
           23  KDDI Corp.  (a)                                                                        107
          456  Millicom International Cellular S.A.                                                    17
           35  NTT DoCoMo, Inc.  (a)                                                                   47
        2,500  SoftBank Corp.  (a)                                                                     32
        2,700  Telephone & Data Systems, Inc.                                                          72
        6,600  U.S. Cellular Corp.  *                                                                 220
      126,795  Vodafone Group plc                                                                     223
                                                                                          ---------------
                                                                                                      718
                                                                                          ---------------
               Total Telecommunication Services                                                     3,149
                                                                                          ---------------

               UTILITIES (4.8%)
               ----------------
               ELECTRIC UTILITIES (2.7%)
        5,200  American Electric Power Co., Inc.  (a)                                                 131
        5,000  Central Vermont Public Service Corp.  (a)                                               86
       17,000  Cheung Kong Infrastructure Holdings, Ltd.  (a)                                          68
        2,500  Chubu Electric Power Co., Inc.  (a)                                                     55
          900  Chugoku Electric Power Co., Inc.  (a)                                                   19
       11,000  Duke Energy Corp.  (a)                                                                 158
        5,598  E.ON AG  (a)                                                                           156
================================================================================
17  |  USAA Global Opportunities Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        6,300  Edison International  (a)                                                  $           182
        4,637  EDP-Energias de Portugal  (a)                                                           16
        8,900  Empire District Electric Co.  (a)                                                      129
       22,060  Enel S.p.A.  (a)                                                                       106
        1,900  Entergy Corp.  (a)                                                                     129
        7,300  Exelon Corp.  (a)                                                                      331
        2,700  FirstEnergy Corp.  (a)                                                                 104
          625  Fortum Oyj  (a)                                                                         12
        7,000  Hong Kong Electric Holdings  Ltd.  (a)                                                  42
        8,974  Iberdrola S.A.                                                                          63
        2,300  Kansai Electric Power Co., Inc.  (a)                                                    50
        1,600  Kyushu Electric Power Co., Inc.  (a)                                                    36
       21,500  NV Energy, Inc.  (a)                                                                   202
        5,000  Pepco Holdings, Inc.                                                                    62
        2,400  Progress Energy, Inc.                                                                   87
        4,541  Public Power Corp.                                                                      82
        1,350  Scottish & Southern Energy plc  (a)                                                     21
        2,200  Southern Co.                                                                            67
       17,000  SP Ausnet                                                                               11
          400  Tokyo Electric Power Co., Inc.                                                          10
                                                                                          ---------------
                                                                                                    2,415
                                                                                          ---------------
               GAS UTILITIES (0.3%)
        3,046  Gas Natural SDG S.A.  (a)                                                               42
        2,700  ONEOK, Inc.                                                                             61
       17,000  Osaka Gas Co. Ltd.  (a)                                                                 53
        2,000  Snam Rete Gas S.p.A.                                                                    11
        4,000  Tokyo Gas Co. Ltd.                                                                      14
        4,300  UGI Corp.                                                                              101
                                                                                          ---------------
                                                                                                      282
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
       34,400  Mirant Corp.  *(a)                                                                     392
        7,300  NRG Energy, Inc.  *(a)                                                                 129
                                                                                          ---------------
                                                                                                      521
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
        2,600  Centrica plc                                                                             8
        5,300  Dominion Resources, Inc.  (a)                                                          164
          746  Gaz de France S.A.  (a)                                                                 26
        5,994  National Grid plc  (a)                                                                  46
        8,100  NiSource, Inc.  (a)                                                                     79
        1,400  PG&E Corp.                                                                              54
        1,751  RWE AG  (a)                                                                            121
        3,200  Sempra Energy                                                                          148
                                                                                          ---------------
                                                                                                      646
                                                                                          ---------------
               WATER UTILITIES (0.5%)
        7,700  American Water Works Co., Inc.  (a)                                                    148
        5,900  Connecticut Water Service, Inc.  (a)                                                   120
        8,800  Middlesex Water Co.  (a)                                                               127
       13,600  Southwest Water Co.  (a)                                                                58
                                                                                          ---------------
                                                                                                      453
                                                                                          ---------------
               Total Utilities                                                                      4,317
                                                                                          ---------------
               Total Common Stocks (cost: $84,624)                                                 70,084
                                                                                          ---------------
================================================================================
                                                 Portfolio of Investments  |  18

================================================================================

  PRINCIPAL
  AMOUNT                                                                                           MARKET
  $(000)/                                                                                           VALUE
  SHARES       SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (0.1%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.0%)
          951  Porsche AG                                                                 $            45
          198  Volkswagen AG  (a)                                                                      11
                                                                                          ---------------
               Total Consumer Discretionary                                                            56
                                                                                          ---------------

               FINANCIALS (0.1%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
         $200  White Mountains Re Group, 7.51%, perpetual  (a),(b)                                     61
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
               U.S. GOVERNMENT (0.0%)
        6,000  Fannie Mae, 8.25%, perpetual  *(a)                                                       4
        6,000  Freddie Mac, 8.38%, perpetual  *(a)                                                      3
                                                                                          ---------------
               Total U.S. Government                                                                    7
                                                                                          ---------------
               Total Preferred Securities (cost: $452)                                                124
                                                                                          ---------------

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (7.5%)
      260,329  iShares MSCI Emerging Markets Index Fund                                             6,459
        4,231  SPDR Trust Series 1  (a)                                                               336
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $9,093)                                           6,795
                                                                                          ---------------

               HEDGE FUNDS (3.4%)
      193,899  Deutsche iGAP Investment Trust "B" , acquired 08/01/2008; cost:
                 $3,750*(c),(i)                                                                     3,060
                                                                                          ---------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
        3,922  Fortis , acquired 10/13/2008; cost $0*(c),(d)                                           --
                                                                                          ---------------
               Total Equity Securities
               (cost: $97,919)                                                                     80,063
                                                                                          ---------------

================================================================================
19  |  USAA Global Opportunities Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                    RATE           MATURITY                  (000)
 --------------------------------------------------------------------------------------------------------

               BONDS (1.5%)

               CORPORATE OBLIGATIONS (1.4%)

               ENERGY (0.4%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   $      200  Enbridge Energy Partners, LP (a)             8.05%        10/01/2037         $         106
          200  Enterprise Products Operating LP (a)         7.03          1/15/2068                   125
          200  TEPPCO Partners, LP (a)                      7.00          6/01/2067                   115
                                                                                          ---------------
               Total Energy                                                                           346
                                                                                          ---------------

               FINANCIALS (1.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
          200  American Capital Strategies Ltd. (a)         6.85          8/01/2012                    86
                                                                                          ---------------
               CONSUMER FINANCE (0.1%)
          200  General Motors Acceptance Corp., LLC (a)     6.75         12/01/2014                    94
                                                                                          ---------------
               DIVERSIFIED BANKS (0.2%)
          200  USB Capital IX (a)                           6.19                  -(e)                 79
          200  Wells Fargo Capital XV (a)                   9.75                  -(e)                146
                                                                                          ---------------
                                                                                                      225
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
          200  American International Group, Inc. (a),(b)   8.18          5/15/2058                    17
        1,000  Genworth Financial, Inc. (a)                 6.15         11/15/2066                   131
                                                                                          ---------------
                                                                                                      148
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
          200  Countrywide Financial Corp. (a)              5.00         12/15/2009                   191
          200  JPMorgan Chase & Co. (a)                     7.90                  -(e)                129
                                                                                          ---------------
                                                                                                      320
                                                                                          ---------------
               Total Financials                                                                       873
                                                                                          ---------------
               Total Corporate Obligations(cost: $1,732)                                            1,219
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (0.1%)

               FINANCIALS (0.1%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
          200  Lloyds TSB Group plc (a),(b)                 6.27                  -(e)                 43
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
          200  Credit Agricole S.A. (a),(b)                 6.64                  -(e)                 60
                                                                                          ---------------
               Total Financials                                                                       103
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $318)                                    103
                                                                                          ---------------
               Total Bonds
               (cost: $2,050)                                                                       1,322
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (10.0%)

               U.S. TREASURY BILLS (0.2%)
           15  1.26%, 6/18/2009 (g)                                                                    15
            3  1.26%, 7/09/2009 (g)                                                                     3
          151  1.14%, 6/11/2009 (g)                                                                   151
                                                                                          ---------------
               Total U.S. Treasury Bills                                                              169
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  20

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (9.8%)
    8,892,381  State Street Institutional Liquid Reserve Fund, 0.57%  (f),(h)                       8,892
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $9,061)                                                                       9,061



               TOTAL INVESTMENTS (COST: $109,030)                                       $          90,446
                                                                                          ===============

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF CONTRACTS  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               PURCHASED OPTIONS (2.9%)
          465  Put - On iShares MSCI EAFE Index expiring June 20, 2009 at 32                           51
        2,796  Put - On iShares MSCI EAFE Index expiring June 20, 2009 at 33                          377
          544  Put - On iShares MSCI EAFE Index expiring May 16, 2009 at 32                            34
        2,291  Put - On iShares MSCI Emerging Markets Index expiring June 20, 2009 at 20              205
          309  Put - On iShares MSCI Emerging Markets Index expiring May 16, 2009 at 20                15
           54  Put - On Russell 2000 Index expiring May 16, 2009 at 350                                45
          184  Put - On Russell 2000 Index expiring September 19, 2009 at 370                         615
          426  Put - On S&P 500 Index expiring June 20, 2009 at 700                                 1,157
           45  Put - On S&P 500 Index expiring May 16, 2009 at 675                                     52
           79  Put - On S&P 500 Index expiring May 16, 2009 at 680                                     98
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
                (COST: $5,677)                                                          $           2,649
                                                                                          ===============


               WRITTEN OPTIONS (0.9%)
         (465) Call - On iShares MSCI EAFE Index expiring April 18, 2009 at 37                        (81)
         (272) Call - On iShares MSCI EAFE Index expiring April 18, 2009 at 39                        (20)
       (1,400) Call - On iShares MSCI EAFE Index expiring April 18, 2009 at 40                        (63)
         (220) Call - On iShares MSCI Emerging Markets Index expiring April 18, 2009 at 24            (40)
         (309) Call - On iShares MSCI Emerging Markets Index expiring April 18, 2009 at 26            (21)
       (1,035) Call - On iShares MSCI Emerging Markets Index expiring April 18, 2009 at 27            (41)
          (24) Call - On Russell 2000 Index expiring April 18, 2009 at 410                            (57)
         (107) Call - On Russell 2000 Index expiring April 18, 2009 at 450                            (72)
          (45) Call - On S&P 500 Index expiring April 18, 2009 at 780                                (170)
          (79) Call - On S&P 500 Index expiring April 18, 2009 at 840                                 (80)
         (213) Call - On S&P 500 Index expiring April 18, 2009 at 850                                (164)
                                                                                          ---------------

               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $722)                                                $            (810)
                                                                                          ===============

================================================================================
21  |  USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund commenced operations on July 31, 2008. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity
================================================================================
                                        Notes to Portfolio of Investments  |  22

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
23  |  USAA Global Opportunities Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

                                                Investments in                     Other Financial
Valuation Inputs                                  Securities    Purchased Options    Instruments*
--------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $85,830,000        $2,649,000         $86,000
Level 2 - Other Significant Observable Inputs       4,616,000                 -               -
Level 3 - Significant Unobservable Inputs                   -                 -               -
--------------------------------------------------------------------------------------------------
Total                                             $90,446,000        $2,649,000         $86,000
--------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a summary of the inputs used to value the Fund's liabilities as of March 31, 2009:

Valuation Inputs                                                 Written Options
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                               $(810,000)
Level 2 - Other Significant Observable Inputs                                 -
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                                 $(810,000)
--------------------------------------------------------------------------------

================================================================================
                                        Notes to Portfolio of Investments  |  24

================================================================================

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

================================================================================
25  |  USAA Global Opportunities Fund

================================================================================

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not invest in any repurchase agreements as of March 31, 2009.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of March 31, 2009.

G. As of March 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2009, were $1,410,000 and $23,110,000, respectively, resulting in net unrealized depreciation of $21,700,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $90,574,000 at March 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.7% of net assets as of March 31, 2009.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.
================================================================================
                                        Notes to Portfolio of Investments  |  26

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Standard & Poor's depositary receipt, or "Spider," is an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap 400 Index, and is traded on the American Stock
               Exchange(AMEX).


SPECIFIC NOTES

(a) At March 31, 2009, a portion of this security is segregated to cover the value of outstanding written call options.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2009, was $3,060,000, which represented 3.4% of the Fund's net assets.
(d) Security was fair valued at March 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2009.
(g) Securities with a value of $169,000 are segregated as collateral for initial margin requirements on open futures contracts.
(h) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2009, as shown in the following table:



                                                                               VALUE AT                UNREALIZED
        TYPE OF FUTURE              EXPIRATION   CONTRACTS   POSITION   TRADE DATE   MARCH 31, 2009   APPRECIATION
        ----------------------------------------------------------------------------------------------------------
        Russell 2000 Mini Futures   June 2009        29        Long     $1,136,000    $1,222,000        $ 86,000

(i) Restricted security that is not registered under the Securities Act of 1933.

 *      Non-income-producing security.

================================================================================
27  |  USAA Global Opportunities Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.